Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2022 and 31 December 2021, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2022	31-12-2021
Banco Santander (Brazil)	3,416	2,930
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,071	1,095
Santander Consumer USA	1,062	979
Santander Portugal	1,040	1,040
Santander España	998	998
Santander Bank, National Association	697	643
Santander UK	618	633
Banco Santander - Chile	508	516
Grupo Financiero Santander (Mexico)	463	422
Getnet Brazil	330	287
Ebury	308	—
Santander Consumer Nordics	218	224
Other entities	400	198
Total Goodwill	13,877	12,713